Share-based compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation [Text Block]

20. Share-based compensation

Share options

The Company offers a share option plan (the "Option Plan") to its directors, officers, management, employees and consultants. Options may be granted at an exercise price determined by the Board of Directors but shall not be less than the closing market price of the common shares of the Company on the TSX on the day prior to their grant. No participant shall be granted an option which exceeds 5% of the issued and outstanding shares of the issuer at the time of granting of the option. The number of common shares issued to insiders of the issuer within one year and issuable to the insiders at any time under the Option Plan or combined with all other share compensation arrangements, cannot exceed 8% of the issued and outstanding common shares. The duration and the vesting period are determined by the Board of Directors. However, the expiry date may not exceed 7 years after the date of granting.

The following table summarizes information about the movement of the share options outstanding:

	2022		2021
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance - Beginning of period	3,730,580	14.09	4,240,869	14.22
Granted (i)	684,100	14.25	763,700	13.27
Exercised	(309,749)	13.56	(1,043,903)	13.75
Forfeited / Cancelled	(35,135)	13.48	(58,866)	13.45
Expired	(557,874)	18.02	(171,220)	16.04
Balance - End of period	3,511,922	13.55	3,730,580	14.09
Options exercisable - End of period	1,916,888	13.40	1,881,416	14.78

(i) Options were granted to officers, management, employees and/or consultants.

The weighted average share price when share options were exercised during the year ended December 31, 2022 was $16.26 ($16.04 for the year ended December 31, 2021).

The following table summarizes the share options outstanding as at December 31, 2022:

		Options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

10.58 - 12.97	1,209,007	12.72	2.6	714,175	12.73
13.10 - 14.78	2,136,101	13.77	2.8	1,106,165	13.56
15.97 - 17.12	166,814	16.67	2.5	96,548	16.57
	3,511,922	13.55	2.8	1,916,888	13.40

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2022	2021
Dividend per share	1.5%	1.5%
Expected volatility	41%	40%
Risk-free interest rate	2.6%	0.7%
Expected life	47 months	46 months
Weighted average share price	$14.25	$13.27
Weighted average fair value of options granted	$4.38	$3.66

The expected volatility was estimated using Osisko's historical data from the date of grant and for a period corresponding to the expected life of the options. Share options are exercisable at the closing market price of the common shares of the Company on the day prior to their grant.

The fair value of the share options is recognized as compensation expense over the vesting period. In 2022, the total share-based compensation related to share options amounted to $2.7 million ($3.0 million in 2021).

Deferred and restricted share units

The Company offers a DSU plan and a RSU plan, which allow DSU and RSU to be granted to directors, officers and/or employees as part of their long-term compensation package. Under the plans, payments may be settled in the form of common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. The plans are currently classified as equity-settled plans.

The following table summarizes information about the DSU and RSU movements:

	2022		2021
	DSU (i)	RSU (ii)	DSU (i)	RSU (ii)

Balance - Beginning of period	376,203	878,397	408,564	1,242,902
Granted	78,200	275,520	64,720	293,610
Reinvested dividends	6,018	13,483	5,185	15,102
Settled	(30,846)	(278,806)	(102,266)	(398,173)
Forfeited (iii)	-	(35,791)	-	(275,044)
Balance - End of period	429,575	852,803	376,203	878,397
Balance - Vested	350,822	-	311,010	-

(i) Unless otherwise decided by the Board of Directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each non-executive director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be settled at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2022 have a weighted average value of $14.71 per DSU ($15.54 per DSU in 2021).

(ii) On December 31, 2019, 150,000 RSU were granted to an officer (with a value of $12.70 per RSU), which vested and were payable in equal tranches over a three-year period (1/3 per year), in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. An additional number of 75,000 RSU were also granted (with a value of $12.70 per RSU) and vested in 2021 following the acquisition by the officer of a total of 75,000 common shares of the Company.

The remaining RSU vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures.

The value of the payout is determined by multiplying the number of RSU expected to be vested at the payout date by the closing price of the Company's shares on the day prior to the grant date. The fair value is recognized over the vesting period and is adjusted in function of the applicable terms for the performance-based components, when applicable. On the settlement date, one common share is issued for each RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by Osisko to the tax authorities. The RSU granted in 2022 have a weighted average value of $14.26 per RSU ($13.24 per RSU in 2021).

(iii) In 2021, 215,812 RSU held by employees and officers of the Company, who were transferred to Osisko Development as of January 1, 2021 were forfeited and new RSU were granted by Osisko Development in an equivalent value to these employees and officers. At the time of the transfer, Osisko Development was a subsidiary of the Company (Note 31).

The total share-based compensation expense related to the DSU and RSU plans in 2022 amounted to $4.5 million ($4.7 million in 2021).

Based on the closing price of the common shares at December 31, 2022 ($16.32), and considering a marginal income tax rate of 53.3%, the estimated amount that Osisko is expected to transfer to the tax authorities to settle the employees' tax obligations related to the vested DSU and RSU to be settled in equity amounts to $3.1 million ($2.6 million as at December 31, 2021) and to $11.2 million based on all DSU and RSU outstanding ($10.4 million as at December 31, 2021).